Other Operating Income - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Other income (expense), net
Super deduction of input VAT	¥ 30.3
Input Vat Additional Credit Admissible Percentage	10.00%